Consolidated Statements of Comprehensive Income (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Net income	¥ 392,638		¥ 222,074		¥ 563,477
Other comprehensive income (loss), net of tax:
Adjustments from foreign currency translation	430,812		(118,135)		(297,541)
Unrealized gains (losses) on available-for-sale securities, net	7,984		5,812		548
Unrealized gains (losses) on derivative instruments, net	(52)		(29)		168
Pension and other postretirement benefits adjustments	(15,297)	[1]	(39,653)	[1]	2,543	[1]
Other comprehensive income (loss), net of tax (note 15)	423,447		(152,005)		(294,282)
Comprehensive income (loss)	816,085		70,069		269,195
Less: Comprehensive income attributable to noncontrolling interests	39,650		9,285		22,325
Comprehensive income (loss) attributable to Honda Motor Co., Ltd.	¥ 776,435		¥ 60,784		¥ 246,870

[1]	The primary components of other comprehensive income (loss) for Pension and other postretirement benefits adjustments are actuarial gains or losses and prior service benefits or costs (note 13).